Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Schedule of changes in intangible assets

	Intangible Assets with Indefinite Useful Lives								Intangible Assets with Finite Useful Lives
Changes	Goodwill		Trademarks		Concessions		Trademarks		Concessions		Licenses		Subscriber Lists		Other Intangible Assets		Total
Cost:
January 1, 2016	Ps.	14,112,626	Ps.	782,958	Ps.	15,719,572	Ps.	1,891,306	Ps	—	Ps.	5,366,912	Ps.	6,207,405	Ps.	3,014,421	Ps.	47,095,200
Additions	—		—		—		—		—		2,112,768		—		676,322		2,789,090
Retirements	—		—		—		—		—		(1,026,954)		—		(68,138)		(1,095,092)
Impairment adjustments	—		(6,851)		—		—		—		—		—		—		(6,851)
Transfers and reclassifications	—		—		—		—		—		(761)		—		761		—
Effect of translation	—		165		—		—		—		52,485		(210)		46,134		98,574

December 31, 2016	14,112,626		776,272		15,719,572		1,891,306		—		6,504,450		6,207,195		3,669,500		48,880,921
Additions	—		—		—		—		—		1,222,802		—		558,766		1,781,568
Retirements	—		(71,157)		—		—		—		(257,513)		—		(274,815)		(603,485)
Impairment adjustments	—		(89,597)		—		—		—		—		—		—		(89,597)
Transfers and reclassifications	—		—		(553,505)		—		553,505		—		—		—		—
Effect of translation	—		(371)		—		—		—		930		(3,320)		(12,759)		(15,520)

December 31, 2017	Ps.	14,112,626	Ps.	615,147	Ps.	15,166,067	Ps.	1,891,306	Ps	553,505	Ps.	7,470,669	Ps.	6,203,875	Ps.	3,940,692	Ps.	49,953,887

Amortization:
January 1, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(151,305)	Ps	—	Ps.	(3,489,143)	Ps.	(3,520,650)	Ps.	(1,827,777)	Ps.	(8,988,875)
Amortization of the year	—		—		—		(472,827)		—		(979,238)		(960,716)		(112,903)		(2,525,684)
Other amortization of the year(1)	—		—		—		—		—		—		—		(352,654)		(352,654)
Retirements	—		—		—		—		—		710,199		—		67,926		778,125
Effect of translation	—		—		—		—		—		(40,820)		—		(16,242)		(57,062)

December 31, 2016	—		—		—		(624,132)		—		(3,799,002)		(4,481,366)		(2,241,650)		(11,146,150)
Amortization of the year	—		—		—		(472,827)		(110,701)		(1,116,080)		(926,676)		(37,956)		(2,664,240)
Other amortization of the year	—		—		—		—		—		—		—		(504,674)		(504,674)
Retirements	—		—		—		—		—		236,111		—		3,351		239,462
Reclassifications	—		—		—		—		—		4,673		—		(4,673)		—
Effect of translation	—		—		—		—		—		1,337		3,320		3,492		8,149

December 31, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,096,959)	Ps	(110,701)	Ps.	(4,672,961)	Ps.	(5,404,722)	Ps.	(2,782,110)	Ps.	(14,067,453)

Carrying value:
At January 1, 2016	Ps.	14,112,626	Ps.	782,958	Ps.	15,719,572	Ps.	1,740,001	Ps.	—	Ps.	1,877,769	Ps.	2,686,755	Ps.	1,186,644	Ps.	38,106,325

At December 31, 2016	Ps.	14,112,626	Ps.	776,272	Ps.	15,719,572	Ps.	1,267,174	Ps.	—	Ps.	2,705,448	Ps.	1,725,829	Ps.	1,427,850	Ps.	37,734,771

At December 31, 2017	Ps.	14,112,626	Ps.	615,147	Ps.	15,166,067	Ps.	794,347	Ps.	442,804	Ps.	2,797,708	Ps.	799,153	Ps.	1,158,582	Ps.	35,886,434

(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

	Balance as of January 1, 2017		Acquisitions		Retirements		Foreign Currency Translation Adjustments		Impairment Adjustments		Transfers		Balance as of December 31, 2017
Goodwill
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable	13,793,684		—		—		—		—		—		13,793,684
Other Businesses	76,969		—		—		—		—		—		76,969

	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses	407,669		—		(71,157)		(371)		(89,597)		—		246,544

	Ps.	776,272	Ps.	—	Ps.	(71,157)	Ps.	(371)	Ps.	(89,597)	Ps.	—	Ps.	615,147

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	—
Cable	15,070,025		—		—		—		—		—		15,070,025
Sky	96,042		—		—		—		—		—		96,042

	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	15,166,067

	Balance as of January 1, 2016		Acquisitions		Retirements		Foreign Currency Translation Adjustments		Impairment Adjustments		Transfers		Balance as of December 31, 2016
Goodwill
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable	13,793,684		—		—		—		—		—		13,793,684
Other Businesses	76,969		—		—		—		—		—		76,969

	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses	414,355		—		—		165		(6,851)		—		407,669

	Ps.	782,958	Ps.	—	Ps.	—	Ps.	165	Ps.	(6,851)	Ps.	—	Ps.	776,272

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	553,505
Cable	15,070,025		—		—		—		—		—		15,070,025
Sky	96,042		—		—		—		—		—		96,042

	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,719,572

Schedule of fair value calculations of goodwill and intangible assets

The key assumptions used for fair value calculations of goodwill and intangible assets in 2017 were as follows (see Note 14):

	Other Business		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	2.30%	3.70%	2.40%	2.40%
Discount rate	12.30%	14.80%	10.00%	12.50%

The key assumptions used for fair value calculations of goodwill and intangible assets in 2016 were as follows (see Note 14):

	Other Business		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	3.20%	4.70%	2.90%	2.90%
Discount rate	12.70%	17.30%	9.60%	11.60%

Schedule of intangible assets amortization expense

Assuming a useful life of four years, amortization of these trademarks in future years is estimated in the following amounts:

	Year ended December 31,
2018	Ps.	472,827
2019	321,520

	Year ended December 31,
2018	Ps.	110,701
2019	110,701
2020	110,701
2021	110,701